INVESTMENTS	12 Months Ended
Dec. 31, 2015
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

(a)  Short-term investments

As of December 31, 2014 and 2015, short-term investments included fixed-rate time deposits in commercial banks, available-for-sale debt securities with a maturity of less than one year and available-for-sale equity securities that are expected to be sold within one year.

As of December 31, 2014 and 2015, the balance of fixed-rate time deposits was RMB428,330 and RMB29,234 (US$4,513) , respectively.

For the years ended December 31, 2013, 2014  and 2015, interest income related to the fixed-rate time deposits of RMB2,479, RMB15,901 and RMB9,877 (US$1,525), respectively, was recognized in the consolidated statements of comprehensive income.

The following is a summary of the available-for-sale securities as of December 31, 2014:

	As of December 31,2014
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value
	RMB	RMB	RMB	RMB
Short-term investments:
Available-for-sale equity security	6,913	—	—	6,913
Available-for-sale debt securities	67,309	11,069	—	78,378

Total	74,222	11,069	—	85,291

The short-term available-for-sale debt and equity securities were disposed during the year ended December 31, 2015. The balance was nil as of December 31, 2015. For the years ended December 31, 2013, 2014 and 2015, the Group recognized a realized gain on disposal of available-for-sale debt and equity securities of nil, RMB1,967 and RMB4,399 (US$679), respectively, in “other income” in the consolidated statements of comprehensive income.

For the years ended December 31, 2013, 2014 and 2015, the Group recognized an impairment loss of available-for-sale equity security of nil, RMB8,664 and nil, respectively in the consolidated statements of comprehensive income.

(b)  Long-term investments

As of December 31, 2014 and 2015, long-term investments consisted of the following:

	As of December 31,
	2014	2015
	RMB	RMB	US$
Cost method investments	151,395	652,124	100,671
Equity method investments	131,707	199,723	30,832
Available-for-sale equity securities	55,740	46,373	7,158

Total	338,842	898,220	138,661

Cost method investments

In 2015, the Group acquired: i) 2.8% equity interest of a third party mobile application developer at a cash consideration of RMB171,531 (US$28,000), ii) 9.6% equity interest of a third-party mobile advertising software provider at a consideration of RMB122,896 (US$20,000), iii) preferred shares representing 35% equity interest not qualified as in-substance common stock of a third-party e-commerce company at a consideration of RMB107,452 (US$17,522), and iv) other equity interests in eleven internet companies for total consideration of RMB72,800 (US$11,238).

In 2014, the Group’s acquired 4% equity interest of NDP Media Corp. (“NDP”), a third-party online game developer at a cash consideration of RMB120,000, and the Group also acquired 500,000 series A preferred share of NDP at a consideration of US$5,000.

The Group recognized impairment loss on the cost method investments of nil, nil and RMB6,031 (US$931) in the consolidated statement of comprehensive income for the years ended December 31, 2013, 2014 and 2015, respectively. The investment income of nil, nil and RMB700 (US$108) was recognized in other income in the consolidated statements of comprehensive income for the years ended December 31, 2013, 2014 and 2015, respectively.

Equity method investments

On February 9, 2015, the Group acquired 51.73% of the equity interests in Dianjing Fund, L.P. (“Dianjing”) with a consideration of RMB45,000 (US$6,947).  Other than Dianjing, the Group also entered into investment agreements with eight internet companies and three limited partnerships to acquire approximately 5% to 50% of the equity interests in those companies during 2015, with aggregate consideration of RMB65,317 (US$10,083), on which the Group has ability to exercise significant influence.

On March 18, 2014, the Group entered into an equity transfer agreement with Kingsoft to purchase 20% ordinary shares of Kingsoft Japan, a subsidiary of Kingsoft, for an aggregate purchase price in cash of Japanese Yen (“JPY”) 614 million. The acquisition was accounted for as a transaction under common control. The excess of the purchase consideration over the carrying amount of Kingsoft Japan ownership on the books of Kingsoft of RMB6,391 immediately before the transaction was recorded as a deemed distribution to Kingsoft amounting to RMB30,775 on the acquisition date. On October 10, 2014, the Group acquired additional 21.5% ordinary shares of Kingsoft Japan from a shareholder, for a purchase price of US$9,967. The difference in the cost basis of the investment and the proportional interests in Kingsoft Japan was RMB51,782 as of December 31, 2014.  In accordance with ASC 810, Consolidation, Kingsoft Japan is a variable interest entity, as it was established with legal structure with non-substantive voting rights. The maximum exposure to loss as a result of its involvement with Kingsoft Japan was RMB75,015 (US$11,580) as of December 31, 2015 which also equals to the carrying amount of the investment. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of Kingsoft Japan that most significantly impact the Kingsoft Japan’s economic performance.

During 2014, the Group also acquired 34% equity interest of an internet company and 6.7% interest of a limited partnership during 2014, with aggregate consideration of RMB3,000,  on which the Group has ability to exercise significant influence.

On February 11, 2014, the Group acquired 28.3% equity interests of Moxiu Technology with ability to exercise significant influence for a cash consideration of RMB20,000 and promotion resources (including but not limited to the advertisement space on the applications of the Group) with a value of approximately RMB5,000. On December 1, 2014, the Group acquired from a subsidiary of Tencent Holdings Limited (“Tencent”) an additional 22.2% equity interests of Moxiu Technology for a cash consideration of RMB30,000. Upon completion of this acquisition, the Group held 50.5% equity interests of Moxiu Technology. However, as the article of association of Moxiu Technology requires approval from two-third of the voting interest for significant financial and operating decisions, the Group did not obtain control and continued to have significant influence over Moxiu Technology. As disclosed in note 3, on May 28, 2015, the Group acquired an additional 1.6% equity interest of Moxiu Technology and the article of association of Moxiu Technology was amended to require simple majority of voting interests for approval of significant financial and operating decisions. The Group obtained the control and consolidate the financial statement of Moxiu Technology since May 28, 2015.

On April 18, 2013, the Group invested RMB3,600 cash and self-developed technologies with fair value of RMB6,000 and carrying value of nil in Beijing Security System Technology for its 40% equity interests. The Group performed the valuation with the assistance of an independent third party valuation firm. A partial deemed disposal gain on intangible asset of RMB3,600 was recognized for the year ended December 31, 2013. In June 2015, Beijing Security System Technology company received RMB44,500 (US$6,870) capital contribution from a third company. The Group’s equity interest percentage was diluted to be 32%. Deemed disposal gain amounted to RMB13,798 (US$2,130) was recognized and recorded in other income in consolidated statements of comprehensive income for the year ended December 31, 2015.

The Group recorded a loss of RMB1,849, RMB5,447 and RMB9,334 (US$1,441) from equity method investments for the years ended December 31, 2013, 2014 and 2015, respectively. The Group also recognized impairment losses of nil, RMB472 and RMB2,806 (US$433) for equity method investments in the consolidated statement of comprehensive income for the years ended December 31, 2013, 2014 and 2015, respectively. During the year ended December 31, 2015, the Group recognized disposal gain of RMB 13,626 (US$2,103) due to the disposals of two equity method investees and a deemed disposal gain of RMB2,029 (US$313) resulted from the additional capital contribution from a third-party investor of an equity investee.

Available-for-sale equity security

Long-term available-for-sale equity security represents investment in the equity securities of a publicly listed company. As the Group does not have significant influence over the investee, the investment was classified as available-for-sale security and reported at fair value.

The following is a summary of the available-for-sale securities as of December 31, 2014:

	As of December 31, 2014
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	US$
Available-for-sale equity security	48,952	6,788	—	55,740	8,605

The following is a summary of the available-for-sale securities as of December 31, 2015:

	As of December 31, 2015
	Amortized Cost	Gross unrealized gains	Gross unrealized Losses	Fair value	Fair value
	RMB	RMB	RMB	RMB	US$
Available-for-sale equity security	24,555	21,818	—	46,373	7,158

For the years ended December 31, 2013, 2014 and 2015, the Group recognized an impairment loss on the long-term available-for-sale equity security of nil, nil and RMB25,891 (US$3,997), respectively, in the consolidated statements of comprehensive income.